Obligations for pension and similar liabilities (Details 5)	12 Months Ended
Dec. 31, 2025
Banesprev Plans I [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 6 months 29 days
Cabesp [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 3 months 29 days
Sanprev I [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 14 days
A B N [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 7 months 20 days
Bandeprev Basic [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 6 months 3 days
Circulars [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 2 months 15 days
Santander Previ [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 10 days
A M Bandeprev [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 3 days
C A C I B A N [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 9 months 10 days
D A B [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 6 months
D C A [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 3 months 21 days
Lifetime Directors [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 11 months 19 days
A M Fundacao Sudameris [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 2 months 15 days
Health Plan For Members [Member]
IfrsStatementLineItems [Line Items]
Plans	21 years 1 month 9 days
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 7 months 6 days